Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0001132218
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2011
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQAX
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQBX
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQCX
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQDX
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQRX
MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND (Prospectus Summary) | MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND | Class W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVQWX